UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Semi-annual report for the six months ended April 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Funds College 2033 Fund,® American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund,® American Funds College 2018 Fund®: The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated April 7, 2017:

	Cumulative	Average annual
	total returns	total returns	Gross
Class 529-A shares	1 year	Lifetime*	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2033 Fund	7.94%	2.52%	0.80%†
American Funds College 2030 Fund	5.40	7.59	0.79
American Funds College 2027 Fund	3.40	6.56	0.78
American Funds College 2024 Fund	1.44	5.43	0.73
American Funds College 2021 Fund	–1.27	4.07	0.72
American Funds College 2018 Fund	–3.34	2.80	0.75

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–2.25	0.20	0.78

*	Since September 14, 2012, for all funds except College 2033 Fund, which commenced operations on March 27, 2015.
†	The net expense ratio for College 2033 Fund is 0.79% as of the series prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for College 2033 Fund, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After April 7, 2018, the adviser may modify or terminate the reimbursements. Expense ratios include the weighted average expenses of the underlying funds.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	Investment approach for American Funds College Target Date Series
5	Investment portfolios
12	Financial statements
18	Notes to financial statements
30	Financial highlights

Fellow investors:

Continued economic improvement in the U.S. coupled with accommodative monetary policy in many markets abroad helped most funds in the American Funds College Target Date Series post gains for the six months ended April 30, 2017.

We remain focused on long-term investing on behalf of our shareholders and their college-bound beneficiaries, and note that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk since the inception of the series. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, largely met their primary objective of capital preservation – as seen in the table on page 3.

The glide path

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The Portfolio Oversight Committee created the glide path that details the investment mix of all our College Target Date Series funds. This glide path was designed to grow savings while weathering market volatility. We remind investors that the series glide path focuses on growth in the early years, and places a greater emphasis on preservation as beneficiaries approach college.

The economy

The U.S. economy continued its upward trajectory during the first six months of the current fiscal year. We are seeing signs of moderation in that growth cycle — a modest tempering in consumer activity and hiring, for example — but wages have improved steadily while inflation remains under control. The new administration has yet to make its mark from an economic standpoint, though there remains the potential for deregulation and lower taxes should the Republican-led Congress come to agreement on those topics.

Overseas, China’s economy remains more volatile than that of the United States and many other nations. This contributed to commodity price fluctuations throughout the period. Chinese authorities seem to be managing the situation reasonably well, though it bears watching. European economies appear to have stabilized somewhat despite hard-edged political campaigning in France, Britain and elsewhere.

The stock market

Domestically, equity markets surged and bond yields rose in the wake of the presidential election as investors anticipated the aforementioned tax cuts and deregulation. These expectations have lessened of late, but stocks remain strong overall. Corporate earnings were sound for the six months, further helping equities. The Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 13.32%.

Overseas equities advanced, though areas of geopolitical or economic

American Funds College Target Date Series	1

instability have triggered unease in some markets. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and developing country stock markets, climbed 10.37%, while the MSCI Emerging Markets Index (a measure of markets in more than 20 developing countries) gained 8.88%.

The bond market

The U.S. Federal Reserve raised the benchmark federal funds rate (the rate at which the central bank loans money to other banks) by a quarter percentage point in March — a move that lends credence to the case for continued growth and economic stability.

As inflation expectations rose, the yield on the 10-year U.S. Treasury — a widely regarded benchmark — increased nearly 50 basis points during the period. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 0.67%. This development is consistent with the Fed’s move and the rise in equities. Global bonds fared worse, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), slipping 1.63%.

The series

Our distant-dated funds participated in the stock market rally while nearer dated funds mostly achieved their primary goal of capital preservation. The far-dated funds experienced market volatility in late 2016, but long-term investors should be prepared to weather such fluctuations in exchange for strong market returns. The nearer dated funds’ greater exposure to U.S. Treasuries contributed to steady returns.

While market volatility remained subdued relative to policy uncertainty during the first six months of the current fiscal year, we remain prepared for any future spike in market volatility. Our underlying fund selection is based on our long-term views and we continue to maintain an objective-based approach to investing.

Thank you for your investment in American Funds College Target Date Series and for your continued faith in our long-term investment approach.

Moving forward

Looking ahead, we believe the U.S. economy will continue to expand, though there will come a point when government action — or inaction if agreements on major legislation fail to materialize — will start to have an effect on the markets. Geopolitical challenges continue to plague many areas of the world, from nuclear tensions in North Korea to the continued conflict in Syria and the potential for sweeping political change in Europe. All these issues, along with China’s increasing influence on the global economy, warrant monitoring.

With that said, we believe the market environment remains positive. Our equity investment analysts continue to find potential opportunities around the globe and across asset classes. In terms of fixed income, we believe that it is not necessary to take excessive risk to provide returns for our investors. While we may experience near-term volatility — more likely attributable to politics and policy ambiguity rather than economic fundamentals — our focus will continue to be on investing for the long term, as it has been for more than 85 years. We encourage you to take a similar view with regard to your investments.

As always, we thank you for placing your trust in American Funds. We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

June 14, 2017

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested for Class 529-A shares

	Cumulative		Average annual
	total returns		total returns
	6 months	1 year	Lifetime*

American Funds College 2033 Fund	9.24%	12.70%	5.30%
Standard & Poor’s 500 Composite Index[1,2]	13.32	17.92	9.50
Bloomberg Barclays U.S. Aggregate Index[2,3]	–0.67	0.83	1.57
American Funds College 2030 Fund	7.22	9.92	8.74
American Funds College 2027 Fund	5.45	7.75	7.66
American Funds College 2024 Fund	3.72	5.62	6.44
American Funds College 2021 Fund	1.53	3.16	5.07
American Funds College 2018 Fund	0.21	1.13	3.79
Standard & Poor’s 500 Composite Index[1,2]	13.32	17.92	13.47
Bloomberg Barclays U.S. Aggregate Index[2,3]	–0.67	0.83	2.08
American Funds College Enrollment Fund	–0.10	0.50	0.82
Bloomberg Barclays U.S. Aggregate 1-5 Year Index[2,4]	0.00	0.86	1.25

*	Since September 14, 2012, for all funds except College 2033 Fund, which commenced operations on March 27, 2015.

[1]	Source: S&P Dow Jones Indices LLC. The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade, fixed-rate bond market.

MSCI indexes source: MSCI.

American Funds College Target Date Series	3

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, the American Funds College Target Date Series was designed to provide a low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators —that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series Glide Path

The allocations shown are as of January 1, 2017, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfunds.com.

4	American Funds College Target Date Series

American Funds College 2033 Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 16%
EuroPacific Growth Fund, Class R-6	452,015	$22,971
The Growth Fund of America, Class R-6	763,808	35,441
		58,412

Growth-and-income funds 58%
Capital World Growth and Income Fund, Class R-6	1,220,149	58,311
Fundamental Investors, Class R-6	995,253	58,312
International Growth and Income Fund, Class R-6	1,295,961	40,460
The Investment Company of America, Class R-6	1,422,356	54,661
		211,744

Equity-income and Balanced funds 8%
American Funds Global Balanced Fund, Class R-6	941,220	29,206

Fixed income funds 18%
Capital World Bond Fund, Class R-6	933,849	18,248
U.S. Government Securities Fund, Class R-6	3,444,573	47,466
		65,714

Total investment securities 100% (cost: $344,107,000)		365,076
Other assets less liabilities 0%		151

Net assets 100%		$365,227

See Notes to Financial Statements

American Funds College Target Date Series	5

American Funds College 2030 Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 11%
EuroPacific Growth Fund, Class R-6	338,699	$17,213
The Growth Fund of America, Class R-6	2,083,565	96,677
		113,890

Growth-and-income funds 47%
Capital World Growth and Income Fund, Class R-6	2,303,624	110,090
Fundamental Investors, Class R-6	933,788	54,711
International Growth and Income Fund, Class R-6	3,116,929	97,310
The Investment Company of America, Class R-6	3,809,544	146,401
Washington Mutual Investors Fund, Class R-6	1,710,461	73,396
		481,908

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,307,367	102,628
Fixed income funds 32%
Capital World Bond Fund, Class R-6	2,610,830	51,016
The Bond Fund of America, Class R-6	10,181,448	131,137
U.S. Government Securities Fund, Class R-6	11,214,116	154,530
		336,683

Total investment securities 100% (cost: $993,813,000)		1,035,109
Other assets less liabilities 0%		(382)

Net assets 100%		$1,034,727

See Notes to Financial Statements

6	American Funds College Target Date Series

American Funds College 2027 Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 3%
The Growth Fund of America, Class R-6	677,264	$31,425

Growth-and-income funds 40%
American Mutual Fund, Class R-6	2,360,262	90,728
Capital World Growth and Income Fund, Class R-6	641,522	30,658
International Growth and Income Fund, Class R-6	2,562,674	80,007
The Investment Company of America, Class R-6	1,205,117	46,313
Washington Mutual Investors Fund, Class R-6	2,553,173	109,557
		357,263

Equity-income and Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	3,893,945	120,829

Fixed income funds 43%
American Funds Mortgage Fund, Class R-6	6,838,710	69,344
Capital World Bond Fund, Class R-6	693,448	13,550
The Bond Fund of America, Class R-6	15,743,645	202,778
U.S. Government Securities Fund, Class R-6	6,846,856	94,350
		380,022

Total investment securities 100% (cost: $863,824,000)		889,539
Other assets less liabilities 0%		(367)

Net assets 100%		$889,172

See Notes to Financial Statements

American Funds College Target Date Series	7

American Funds College 2024 Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 24%
American Mutual Fund, Class R-6	5,458,812	$209,837
International Growth and Income Fund, Class R-6	818,361	25,549
Washington Mutual Investors Fund, Class R-6	877,582	37,657
		273,043

Equity-income and Balanced funds 19%
American Funds Global Balanced Fund, Class R-6	1,220,478	37,871
The Income Fund of America, Class R-6	7,787,063	174,119
		211,990

Fixed income funds 57%
American Funds Mortgage Fund, Class R-6	20,189,852	204,725
Intermediate Bond Fund of America, Class R-6	10,402,061	139,596
The Bond Fund of America, Class R-6	21,609,534	278,331
U.S. Government Securities Fund, Class R-6	1,814,321	25,001
		647,653

Total investment securities 100% (cost: $1,114,948,000)		1,132,686
Other assets less liabilities 0%		(491)

Net assets 100%		$1,132,195

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2017 (000)
American Funds Mortgage Fund, Class R-6	15,241,229	4,948,623	—	20,189,852	$—	$(1,930)	$1,548	$204,725

See Notes to Financial Statements

8	American Funds College Target Date Series

American Funds College 2021 Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 4%
American Mutual Fund, Class R-6	1,469,021	$56,469

Equity-income and Balanced funds 12%
The Income Fund of America, Class R-6	6,875,192	153,729

Fixed income funds 84%
American Funds Mortgage Fund, Class R-6	34,499,728	349,827
Intermediate Bond Fund of America, Class R-6	33,426,136	448,579
The Bond Fund of America, Class R-6	20,587,766	265,171
		1,063,577

Total investment securities 100% (cost: $1,268,986,000)		1,273,775
Other assets less liabilities 0%		(609)

Net assets 100%		$1,273,166

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2017 (000)
American Funds Mortgage Fund, Class R-6	28,089,323	6,410,405	—	34,499,728	$—	$(3,719)	$2,748	$349,827

See Notes to Financial Statements

American Funds College Target Date Series	9

American Funds College 2018 Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 2%
The Income Fund of America, Class R-6	1,038,301	$23,216

Fixed income funds 98%
American Funds Mortgage Fund, Class R-6	30,792,498	312,236
Intermediate Bond Fund of America, Class R-6	27,981,270	375,509
Short-Term Bond Fund of America, Class R-6	29,364,264	292,468
The Bond Fund of America, Class R-6	3,643,559	46,929
		1,027,142

Total investment securities 100% (cost: $1,054,124,000)		1,050,358
Other assets less liabilities 0%		(594)

Net assets 100%		$1,049,764

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2017 (000)
American Funds Mortgage Fund, Class R-6	28,332,155	2,460,343	—	30,792,498	$—	$(3,840)	$2,563	$312,236
Short-Term Bond Fund of America, Class R-6	21,827,006	7,537,258	—	29,364,264	—	(802)	1,728	292,468
					$—	$(4,642)	$4,291	$604,704

See Notes to Financial Statements

10	American Funds College Target Date Series

American Funds College Enrollment Fund	unaudited

Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Fixed income funds 100%
American Funds Mortgage Fund, Class R-6	11,818,707	$119,842
Intermediate Bond Fund of America, Class R-6	10,418,214	139,812
Short-Term Bond Fund of America, Class R-6	14,037,147	139,810
		399,464

Total investment securities 100% (cost: $403,805,000)		399,464
Other assets less liabilities 0%		(241)

Net assets 100%		$399,223

See Notes to Financial Statements

American Funds College Target Date Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2017

		College 2033 Fund		College 2030 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers		$365,076		$1,035,109
Affiliated issuers		—		—
Receivables for:
Sales of fund’s shares		1,153		1,202
Dividends		61		439
Total assets		366,290		1,036,750

Liabilities:
Payables for:
Purchases of investments		929		1,503
Repurchases of fund’s shares		47		138
Services provided by related parties		68		325
Trustees’ deferred compensation		—	*	2
Other		19		55
Total liabilities		1,063		2,023
Net assets at April 30, 2017		$365,227		$1,034,727

Net assets consist of:
Capital paid in on shares of beneficial interest		$338,539		$974,323
Undistributed net investment income		564		1,624
Undistributed net realized gain		5,155		17,484
Net unrealized appreciation (depreciation)		20,969		41,296
Net assets at April 30, 2017		$365,227		$1,034,727

Investment securities, at cost:
Unaffiliated issuers		$344,107		$993,813
Affiliated issuers		—		—
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$289,071		$793,502
	Shares outstanding	26,799		61,071
	Net asset value per share	$10.79		$12.99
Class 529-B:	Net assets	$11		$1
	Shares outstanding	1		—	*
	Net asset value per share	$10.83		$13.10
Class 529-C:	Net assets	$43,929		$154,651
	Shares outstanding	4,105		12,059
	Net asset value per share	$10.70		$12.82
Class 529-E:	Net assets	$8,966		$27,534
	Shares outstanding	834		2,130
	Net asset value per share	$10.76		$12.93
Class 529-T:	Net assets	$10		$10
	Shares outstanding	1		1
	Net asset value per share	$10.79		$12.99
Class 529-F-1:	Net assets	$23,240		$59,029
	Shares outstanding	2,149		4,529
	Net asset value per share	$10.81		$13.03

* Amount less than one thousand.

See Notes to Financial Statements

12	American Funds College Target Date Series

unaudited

(dollars and shares in thousands, except per-share amounts)

College 2027 Fund		College 2024 Fund		College 2021 Fund		College 2018 Fund		College Enrollment Fund

$889,539		$927,961		$923,948		$445,654		$399,464
—		204,725		349,827		604,704		—
760		1,736		1,147		747		336
596		1,018		1,571		1,444		557
890,895		1,135,440		1,276,493		1,052,549		400,357

1,245		2,138		2,112		1,545		594
111		614		606		647		279
318		430		538		534		230
1		2		2		2		1
48		61		69		57		30
1,723		3,245		3,327		2,785		1,134
$889,172		$1,132,195		$1,273,166		$1,049,764		$399,223

$849,684		$1,100,170		$1,255,209		$1,045,881		$401,787
2,111		3,313		2,377		655		38
11,662		10,974		10,791		6,994		1,739
25,715		17,738		4,789		(3,766)		(4,341)
$889,172		$1,132,195		$1,273,166		$1,049,764		$399,223

$863,824		$909,245		$917,687		$447,738		$403,805
—		205,703		351,299		606,386		—

$657,040		$812,366		$846,531		$642,277		$227,541
53,416		69,523		75,508		59,765		22,949
$12.30		$11.68		$11.21		$10.75		$9.91
$1		$1		$1		$1		$1
—	*	—	*	—	*	—	*	—	*
$12.37		$11.79		$11.31		$10.82		$9.93
$148,190		$206,338		$286,226		$280,542		$107,037
12,192		17,870		25,827		26,381		10,874
$12.16		$11.55		$11.08		$10.63		$9.84
$24,554		$36,759		$44,056		$41,171		$17,087
2,008		3,157		3,944		3,844		1,728
$12.23		$11.64		$11.17		$10.71		$9.89
$10		$10		$10		$10		$10
1		1		1		1		1
$12.31		$11.69		$11.21		$10.75		$9.91
$59,377		$76,721		$96,342		$85,763		$47,547
4,809		6,546		8,573		7,962		4,785
$12.35		$11.72		$11.24		$10.77		$9.94

American Funds College Target Date Series	13

Statements of operations
for the six months ended April 30, 2017

	College 2033 Fund		College 2030 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$3,039		$9,737
Affiliated issuers	—		—
	3,039		9,737

Fees and expenses*:
Distribution services	290		1,432
Transfer agent services	166		568
529 plan services	98		318
Reports to shareholders	7		23
Registration statement and prospectus	41		52
Trustees’ compensation	—	†	2
Auditing and legal	—	†	—	†
Custodian	3		3
Other	1		4
Total fees and expenses	606		2,402
Net investment income	2,433		7,335

Net realized gain and unrealized appreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—		20
Capital gain distributions received	5,157		17,468
Net realized gain	5,157		17,488
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	18,256		40,424
Affiliated issuers	—		—
Net unrealized appreciation (depreciation)	18,256		40,424
Net realized gain and unrealized appreciation (depreciation)	23,413		57,912

Net increase (decrease) in net assets resulting from operations	$25,846		$65,247

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	American Funds College Target Date Series

unaudited

(dollars in thousands)

College 2027 Fund		College 2024 Fund		College 2021 Fund	College 2018 Fund	College Enrollment Fund

$8,407		$9,969		$9,415	$4,144	$3,081
—		1,548		2,748	4,291	—
8,407		11,517		12,163	8,435	3,081

1,337		1,781		2,254	2,125	848
489		628		717	614	250
275		354		403	344	138
20		26		30	26	11
49		55		61	47	19
2		3		3	3	1
—	†	—	†	— †	— †	— †
3		3		3	3	3
3		4		5	4	2
2,178		2,854		3,476	3,166	1,272
6,229		8,663		8,687	5,269	1,809

—		1,352		3,613	2,267	(214)
11,673		9,626		7,184	4,742	1,972
11,673		10,978		10,797	7,009	1,758

24,989		20,120		2,079	(6,741)	(4,464)
—		(1,930)		(3,719)	(4,642)	—
24,989		18,190		(1,640)	(11,383)	(4,464)
36,662		29,168		9,157	(4,374)	(2,706)
$42,891		$37,831		$17,844	$895	$(897)

American Funds College Target Date Series	15

Statements of changes in net assets

	College 2033 Fund		College 2030 Fund

	Six months		Six months
	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31
	2017*	2016	2017*	2016

Operations:
Net investment income	$2,433	$1,840	$7,335	$10,276
Net realized gain	5,157	2,209	17,488	23,374
Net unrealized appreciation (depreciation)	18,256	3,030	40,424	(6,222)
Net increase (decrease) in net assets resulting from operations	25,846	7,079	65,247	27,428

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	(2,681)	(530)	(10,523)	(6,968)
Class 529-B	— †	— †	—	(1)
Class 529-C	(256)	(71)	(1,186)	(802)
Class 529-E	(70)	(20)	(315)	(202)
Class 529-F-1	(221)	(58)	(804)	(462)
Total dividends from net investment income	(3,228)	(679)	(12,828)	(8,435)

Distributions from net realized gain:
Short-term net realized gains:
Class 529-A	—	—	—	—
Class 529-B	—	—	—	—
Class 529-C	—	—	—	—
Class 529-E	—	—	—	—
Class 529-F-1	—	—	—	—
Long-term net realized gains:
Class 529-A	(1,704)	—	(17,295)	(11,263)
Class 529-B	— †	—	(1)	(3)
Class 529-C	(283)	—	(3,548)	(2,430)
Class 529-E	(53)	—	(606)	(381)
Class 529-F-1	(131)	—	(1,184)	(685)
Total distributions from net realized gain	(2,171)	—	(22,634)	(14,762)
Total dividends and distributions paid to shareholders	(5,399)	(679)	(35,462)	(23,197)

Net capital share transactions	131,593	152,636	166,190	240,610

Total increase (decrease) in net assets	152,040	159,036	195,975	244,841

Net assets:
Beginning of period	213,187	54,151	838,752	593,911
End of period	$365,227	$213,187	$1,034,727	$838,752

Undistributed net investment income	$564	$1,359	$1,624	$7,117

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds College Target Date Series

(dollars in thousands)

College 2027 Fund		College 2024 Fund		College 2021 Fund		College 2018 Fund		College Enrollment Fund

Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2017*	2016	2017*	2016	2017*	2016	2017*	2016	2017*	2016

$6,229	$9,334	$8,663	$13,091	$8,687	$14,318	$5,269	$9,756	$1,809	$3,428
11,673	20,799	10,978	17,844	10,797	17,851	7,009	10,041	1,758	2,461
24,989	(6,160)	18,190	(277)	(1,640)	663	(11,383)	415	(4,464)	313
42,891	23,973	37,831	30,658	17,844	32,832	895	20,212	(897)	6,202

(8,800)	(6,128)	(12,176)	(8,737)	(13,046)	(9,838)	(9,085)	(7,604)	(3,236)	(2,386)
—	(5)	—	(13)	—	(21)	—	(11)	—	(6)
(1,195)	(889)	(1,959)	(1,424)	(2,730)	(2,066)	(2,151)	(1,922)	(668)	(620)
(280)	(198)	(500)	(343)	(599)	(431)	(509)	(425)	(199)	(142)
(812)	(503)	(1,167)	(753)	(1,608)	(1,079)	(1,271)	(945)	(745)	(470)
(11,087)	(7,723)	(15,802)	(11,270)	(17,983)	(13,435)	(13,016)	(10,907)	(4,848)	(3,624)

(355)	—	(147)	—	—	—	(28)	(44)	(19)	—
— †	—	— †	—	—	—	— †	— †	— †	—
(86)	—	(38)	—	—	—	(12)	(19)	(9)	—
(13)	—	(7)	—	—	—	(2)	(3)	(1)	—
(30)	—	(13)	—	—	—	(4)	(5)	(4)	—

(14,372)	(10,866)	(11,549)	(16,178)	(10,363)	(11,744)	(4,335)	(11,285)	(452)	(239)
(10)	(27)	(11)	(82)	(13)	(56)	(5)	(57)	(1)	(2)
(3,472)	(2,762)	(3,028)	(4,261)	(3,496)	(3,805)	(1,910)	(4,896)	(216)	(114)
(532)	(398)	(539)	(737)	(538)	(584)	(280)	(711)	(33)	(16)
(1,184)	(803)	(993)	(1,262)	(1,136)	(1,156)	(525)	(1,227)	(87)	(40)
(20,054)	(14,856)	(16,325)	(22,520)	(15,546)	(17,345)	(7,101)	(18,247)	(822)	(411)
(31,141)	(22,579)	(32,127)	(33,790)	(33,529)	(30,780)	(20,117)	(29,154)	(5,670)	(4,035)

148,347	210,087	179,595	279,135	180,338	329,352	83,448	230,917	(22,643)	5,067

160,097	211,481	185,299	276,003	164,653	331,404	64,226	221,975	(29,210)	7,234

729,075	517,594	946,896	670,893	1,108,513	777,109	985,538	763,563	428,433	421,199
$889,172	$729,075	$1,132,195	$946,896	$1,273,166	$1,108,513	$1,049,764	$985,538	$399,223	$428,433

$2,111	$6,969	$3,313	$10,452	$2,377	$11,673	$655	$8,402	$38	$3,077

American Funds College Target Date Series	17

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and fixed income funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has six 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, 529-T and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Class 529-F-1	None	None	None
*	Class 529-B and 529-T shares of the funds are not available for purchase. Final conversion of Class 529-B shares to Class 529-A shares occurred on April 28, 2017. This share class was fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

18	American Funds College Target Date Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability;

American Funds College Target Date Series	19

governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

20	American Funds College Target Date Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds College Target Date Series	21

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

Each fund in the series, except for College 2033 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year these funds commenced investment operations. College 2033 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the fund commenced investment operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund
Undistributed ordinary income	$1,359	$7,118	$7,452	$10,656	$11,675	$8,442	$3,108
Undistributed long-term capital gain	2,169	22,630	19,562	16,118	15,540	7,049	788

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund
Gross unrealized appreciation on investment securities	$21,442	$44,251	$28,407	$22,417	$10,091	$1,770	$—
Gross unrealized depreciation on investment securities	(473)	(2,955)	(2,692)	(4,682)	(5,302)	(5,536)	(4,399)
Net unrealized appreciation (depreciation) on investment securities	20,969	41,296	25,715	17,735	4,789	(3,766)	(4,399)
Cost of investment securities	344,107	993,813	863,824	1,114,951	1,268,986	1,054,124	403,863

22	American Funds College Target Date Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2017, there were no unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the series.

American Funds College Target Date Series	23

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2017, were as follows (dollars in thousands):

College 2033 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$92		$134		$77
Class 529-B	—	*	—	*	—	*
Class 529-C	180		19		12
Class 529-E	18		3		3
Class 529-T†	—		—	*	—	*
Class 529-F-1	—		10		6
Total class-specific expenses	$290		$166		$98

College 2030 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$660		$449		$244
Class 529-B	—	*	—	*	—	*
Class 529-C	711		81		49
Class 529-E	61		10		8
Class 529-T†	—		—	*	—	*
Class 529-F-1	—		28		17
Total class-specific expenses	$1,432		$568		$318

College 2027 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$596	$373		$203
Class 529-B	1	—	*	—	*
Class 529-C	685	79		47
Class 529-E	55	9		8
Class 529-T†	—	—	*	—	*
Class 529-F-1	—	28		17
Total class-specific expenses	$1,337	$489		$275

College 2024 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$748	$469		$254
Class 529-B	3	—	*	—	*
Class 529-C	945	108		65
Class 529-E	85	14		12
Class 529-T†	—	—	*	—	*
Class 529-F-1	—	37		23
Total class-specific expenses	$1,781	$628		$354

College 2021 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$841	$501		$269
Class 529-B	3	1		—	*
Class 529-C	1,309	149		90
Class 529-E	101	17		14
Class 529-T†	—	—	*	—	*
Class 529-F-1	—	49		30
Total class-specific expenses	$2,254	$717		$403

College 2018 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$689	$398		$212
Class 529-B	2	—	*	—	*
Class 529-C	1,336	155		92
Class 529-E	98	17		14
Class 529-T†	—	—	*	—	*
Class 529-F-1	—	44		26
Total class-specific expenses	$2,125	$614		$344

College Enrollment Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$262	$152		$79
Class 529-B	1	—	*	—	*
Class 529-C	543	64		37
Class 529-E	42	7		6
Class 529-T†	—	—	*	—	*
Class 529-F-1	—	27		16
Total class-specific expenses	$848	$250		$138

*	Amount less than one thousand.
†	Class 529-T shares began investment operations on April 7, 2017.

24	American Funds College Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
College 2033 Fund	$554	$26	$580
College 2030 Fund	2,150	76	2,226
College 2027 Fund	1,861	65	1,926
College 2024 Fund	2,416	83	2,499
College 2021 Fund	2,796	94	2,890
College 2018 Fund	2,466	78	2,544
College Enrollment Fund	1,065	29	1,094

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2017, as follows (dollars in thousands):

	Purchases	Sales
College 2033 Fund	$133,574	$—
College 2030 Fund	155,882	187
College 2027 Fund	135,214	—
College 2024 Fund	231,428	65,635
College 2021 Fund	205,472	42,700
College 2018 Fund	122,985	49,631
College Enrollment Fund	16,732	41,304

American Funds College Target Date Series	25

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2033 Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$109,874	10,621	$4,379		435		$(7,280)	(701)	$106,973	10,355
Class 529-B	—	—	—	[2]	—	[2]	(11)	(1)	(11)	(1)
Class 529-C	13,474	1,314	537		54		(1,525)	(150)	12,486	1,218
Class 529-E	3,432	335	123		12		(208)	(20)	3,347	327
Class 529-T3	10	1	—		—		—	—	10	1
Class 529-F-1	8,991	867	353		35		(556)	(54)	8,788	848
Total net increase (decrease)	$135,781	13,138	$5,392		536		$(9,580)	(926)	$131,593	12,748

Year ended October 31, 2016

Class 529-A	$125,227	12,839	$530		55		$(5,190)	(530)	$120,567	12,364
Class 529-B	11	1	—	[2]	—	[2]	(5)	(1)	6	—
Class 529-C	20,883	2,161	71		7		(1,331)	(138)	19,623	2,030
Class 529-E	3,633	372	20		3		(113)	(12)	3,540	363
Class 529-F-1	9,363	954	57		6		(520)	(53)	8,900	907
Total net increase (decrease)	$159,117	16,327	$678		71		$(7,159)	(734)	$152,636	15,664

College 2030 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$120,566	9,536	$27,814	2,264		$(20,368)	(1,611)	$128,012	10,189
Class 529-B	6	1	1	—	[2]	(60)	(5)	(53)	(4)
Class 529-C	20,211	1,622	4,734	390		(6,515)	(521)	18,430	1,491
Class 529-E	4,430	352	920	76		(973)	(78)	4,377	350
Class 529-T3	10	1	—	—		—	—	10	1
Class 529-F-1	16,108	1,266	1,988	162		(2,682)	(212)	15,414	1,216
Total net increase (decrease)	$161,331	12,778	$35,457	2,892		$(30,598)	(2,427)	$166,190	13,243

Year ended October 31, 2016

Class 529-A	$189,624	15,460	$18,230	1,514		$(22,341)	(1,819)	$185,513	15,155
Class 529-B	21	2	4	—	[2]	(121)	(10)	(96)	(8)
Class 529-C	39,120	3,231	3,230	271		(7,874)	(646)	34,476	2,856
Class 529-E	7,596	621	583	49		(1,391)	(111)	6,788	559
Class 529-F-1	14,667	1,189	1,148	95		(1,886)	(154)	13,929	1,130
Total net increase (decrease)	$251,028	20,503	$23,195	1,929		$(33,613)	(2,740)	$240,610	19,692

26	American Funds College Target Date Series

College 2027 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$105,755	8,757	$23,518	2,000	$(17,957)	(1,487)	$111,316	9,270
Class 529-B	87	7	10	1	(624)	(52)	(527)	(44)
Class 529-C	19,493	1,632	4,749	407	(6,473)	(542)	17,769	1,497
Class 529-E	4,183	349	826	71	(491)	(41)	4,518	379
Class 529-T3	10	1	—	—	—	—	10	1
Class 529-F-1	15,522	1,278	2,026	171	(2,287)	(189)	15,261	1,260
Total net increase (decrease)	$145,050	12,024	$31,129	2,650	$(27,832)	(2,311)	$148,347	12,363

Year ended October 31, 2016

Class 529-A	$159,338	13,401	$16,992	1,466	$(19,374)	(1,626)	$156,956	13,241
Class 529-B	283	24	32	3	(889)	(75)	(574)	(48)
Class 529-C	37,976	3,226	3,650	318	(8,787)	(746)	32,839	2,798
Class 529-E	5,766	488	595	51	(749)	(62)	5,612	477
Class 529-F-1	16,323	1,365	1,306	112	(2,375)	(200)	15,254	1,277
Total net increase (decrease)	$219,686	18,504	$22,575	1,950	$(32,174)	(2,709)	$210,087	17,745

College 2024 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$130,161	11,255	$23,863	2,106	$(26,686)	(2,307)	$127,338	11,054
Class 529-B	66	6	12	1	(1,296)	(112)	(1,218)	(105)
Class 529-C	33,121	2,897	5,026	447	(9,030)	(790)	29,117	2,554
Class 529-E	5,563	483	1,046	93	(1,571)	(136)	5,038	440
Class 529-T3	10	1	—	—	—	—	10	1
Class 529-F-1	18,909	1,628	2,172	191	(1,771)	(153)	19,310	1,666
Total net increase (decrease)	$187,830	16,270	$32,119	2,838	$(40,354)	(3,498)	$179,595	15,610

Year ended October 31, 2016

Class 529-A	$202,413	17,679	$24,914	2,242	$(27,620)	(2,407)	$199,707	17,514
Class 529-B	463	41	95	9	(2,268)	(199)	(1,710)	(149)
Class 529-C	57,829	5,114	5,681	516	(12,835)	(1,135)	50,675	4,495
Class 529-E	9,381	822	1,079	97	(881)	(77)	9,579	842
Class 529-F-1	21,320	1,855	2,016	181	(2,452)	(212)	20,884	1,824
Total net increase (decrease)	$291,406	25,511	$33,785	3,045	$(46,056)	(4,030)	$279,135	24,526

See page 29 for footnotes.

American Funds College Target Date Series	27

College 2021 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$125,860	11,272	$23,408	2,134	$(37,029)	(3,316)	$112,239	10,090
Class 529-B	72	7	12	1	(1,446)	(129)	(1,362)	(121)
Class 529-C	50,512	4,575	6,228	573	(13,855)	(1,255)	42,885	3,893
Class 529-E	7,011	629	1,137	104	(1,447)	(130)	6,701	603
Class 529-T3	10	1	—	—	—	—	10	1
Class 529-F-1	21,646	1,928	2,744	250	(4,525)	(404)	19,865	1,774
Total net increase (decrease)	$205,111	18,412	$33,529	3,062	$(58,302)	(5,234)	$180,338	16,240

Year ended October 31, 2016

Class 529-A	$231,108	20,574	$21,582	1,976	$(39,763)	(3,532)	$212,927	19,018
Class 529-B	765	69	77	7	(2,334)	(209)	(1,492)	(133)
Class 529-C	90,785	8,181	5,867	542	(17,916)	(1,613)	78,736	7,110
Class 529-E	12,474	1,114	1,014	93	(1,942)	(172)	11,546	1,035
Class 529-F-1	29,986	2,664	2,236	205	(4,587)	(407)	27,635	2,462
Total net increase (decrease)	$365,118	32,602	$30,776	2,823	$(66,542)	(5,933)	$329,352	29,492

College 2018 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$78,410	7,304	$13,437	1,270		$(48,052)	(4,475)	$43,795	4,099
Class 529-B	36	4	5	—	[2]	(1,056)	(98)	(1,015)	(94)
Class 529-C	40,405	3,803	4,072	388		(23,955)	(2,255)	20,522	1,936
Class 529-E	6,119	571	789	75		(3,722)	(348)	3,186	298
Class 529-T3	10	1	—	—		—	—	10	1
Class 529-F-1	22,046	2,047	1,799	170		(6,895)	(643)	16,950	1,574
Total net increase (decrease)	$147,026	13,730	$20,102	1,903		$(83,680)	(7,819)	$83,448	7,814

Year ended October 31, 2016

Class 529-A	$181,901	16,699	$18,914	1,776		$(62,357)	(5,714)	$138,458	12,761
Class 529-B	607	55	69	7		(2,368)	(218)	(1,692)	(156)
Class 529-C	88,776	8,242	6,840	647		(32,899)	(3,048)	62,717	5,841
Class 529-E	11,465	1,056	1,138	107		(3,486)	(320)	9,117	843
Class 529-F-1	25,820	2,362	2,177	204		(5,680)	(519)	22,317	2,047
Total net increase (decrease)	$308,569	28,414	$29,138	2,741		$(106,790)	(9,819)	$230,917	21,336

28	American Funds College Target Date Series

College Enrollment Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends and distributions			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class 529-A	$29,502	2,978	$3,703	378		$(47,534)	(4,804)	$(14,329)	(1,448)
Class 529-B	22	3	1	—	[2]	(609)	(62)	(586)	(59)
Class 529-C	14,062	1,431	892	92		(24,012)	(2,446)	(9,058)	(923)
Class 529-E	2,603	264	233	24		(3,520)	(357)	(684)	(69)
Class 529-T3	10	1	—	—		—	—	10	1
Class 529-F-1	10,091	1,016	836	86		(8,923)	(900)	2,004	202
Total net increase (decrease)	$56,290	5,693	$5,665	580		$(84,598)	(8,569)	$(22,643)	(2,296)

Year ended October 31, 2016

Class 529-A	$81,554	8,149	$2,625	266		$(85,613)	(8,553)	$(1,434)	(138)
Class 529-B	406	40	7	1		(1,533)	(154)	(1,120)	(113)
Class 529-C	44,136	4,446	734	75		(45,118)	(4,545)	(248)	(24)
Class 529-E	7,086	709	158	16		(6,364)	(638)	880	87
Class 529-F-1	20,648	2,059	510	52		(14,169)	(1,413)	6,989	698
Total net increase (decrease)	$153,830	15,403	$4,034	410		$(152,797)	(15,303)	$5,067	510

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-T shares began investment operations on April 7, 2017.

American Funds College Target Date Series	29

Financial highlights

College 2033 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/17[6,7]	$10.10	$.09		$.83	$.92	$(.14)	$(.09)	$(.23)	$10.79	9.24%[8]		$289		.31%[9]		.31%[9]		.71%[9]		1.82%[9]
10/31/16	9.89	.15		.16	.31	(.10)	—	(.10)	10.10	3.13		166		.41		.39		.79		1.54
10/31/15[6,10]	10.00	.08		(.19)	(.11)	—	—	—	9.89	(1.10)[8]		40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-B:
4/30/17[6,7]	10.11	.09		.82	.91	(.10)	(.09)	(.19)	10.83	9.14	[8]	—	[11]	.53	[9]	.53	[9]	.93	[9]	1.70	[9]
10/31/16	9.90	.13		.16	.29	(.08)	—	(.08)	10.11	2.94	[12]	—	[11]	.59	[12]	.57	[12]	.97	[12]	1.34	[12]
10/31/15[6,10]	10.00	.08		(.18)	(.10)	—	—	—	9.90	(1.00)[8]		—	[11]	.59	[9,12]	.40	[9,12]	.81	[9,12]	1.39	[9,12]
Class 529-C:
4/30/17[6,7]	10.00	.05		.82	.87	(.08)	(.09)	(.17)	10.70	8.79	[8]	44		1.21	[9]	1.21	[9]	1.61	[9]	.94	[9]
10/31/16	9.85	.07		.15	.22	(.07)	—	(.07)	10.00	2.21		29		1.24		1.22		1.62		.72
10/31/15[10]	10.00	.04		(.19)	(.15)	—	—	—	9.85	(1.50)[8]		9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
4/30/17[6,7]	10.06	.07		.84	.91	(.12)	(.09)	(.21)	10.76	9.15	[8]	9		.68	[9]	.68	[9]	1.08	[9]	1.42	[9]
10/31/16	9.88	.13		.14	.27	(.09)	—	(.09)	10.06	2.78		5		.71		.69		1.09		1.29
10/31/15[6,10]	10.00	.06		(.18)	(.12)	—	—	—	9.88	(1.20)[8]		1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-T:
4/30/17[6,7,13]	10.61	—	[14]	.18	.18	—	—	—	10.79	1.70	[8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.42	[8,12]	—	[8,12,15]
Class 529-F-1:
4/30/17[6,7]	10.12	.10		.83	.93	(.15)	(.09)	(.24)	10.81	9.32	[8]	23		.21	[9]	.21	[9]	.61	[9]	1.89	[9]
10/31/16	9.91	.17		.14	.31	(.10)	—	(.10)	10.12	3.21		13		.24		.22		.62		1.77
10/31/15[6,10]	10.00	.09		(.18)	(.09)	—	—	—	9.91	(.90)[8]		4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

30	American Funds College Target Date Series

College 2030 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/17[6,7]	$12.63	$.11		$.77	$.88	$(.20)	$(.32)	$(.52)	$12.99	7.22%[8]	$793		.40%[9]		.40%[9]		.77%[9]		1.70%[9]
10/31/16	12.70	.19		.22	.41	(.18)	(.30)	(.48)	12.63	3.42	643		.42		.41		.79		1.57
10/31/15	12.94	.20		(.12)	.08	(.17)	(.15)	(.32)	12.70	.68	454		.50		.40		.79		1.55
10/31/14	11.96	.19		.94	1.13	(.14)	(.01)	(.15)	12.94	9.47	274		.49		.39		.79		1.54
10/31/13	9.79	.18		2.07	2.25	(.08)	—	(.08)	11.96	23.14	110		.49		.39		.80		1.59
10/31/12[6,16]	10.00	—	[14]	(.21)	(.21)	—	—	—	9.79	(2.10)[8]	5		.19	[8]	.08	[8]	.49	[8]	(.02)[8]
Class 529-B:
4/30/17[6,7]	12.58	.06		.78	.84	—	(.32)	(.32)	13.10	6.86 [8]	—	[11]	1.20	[9]	1.20	[9]	1.57	[9]	.95	[9]
10/31/16	12.62	.10		.22	.32	(.06)	(.30)	(.36)	12.58	2.62	—	[11]	1.24		1.22		1.60		.85
10/31/15	12.83	.09		(.11)	(.02)	(.04)	(.15)	(.19)	12.62	(.14)	—	[11]	1.31		1.21		1.60		.74
10/31/14	11.89	.10		.92	1.02	(.07)	(.01)	(.08)	12.83	8.53	—	[11]	1.33		1.23		1.63		.78
10/31/13	9.79	.09		2.07	2.16	(.06)	—	(.06)	11.89	22.26	—	[11]	1.34		1.24		1.65		.80
10/31/12[6,16]	10.00	(.01)		(.20)	(.21)	—	—	—	9.79	(2.10)[8]	—	[11]	.28	[8]	.19	[8]	.60	[8]	(.13)[8]
Class 529-C:
4/30/17[6,7]	12.44	.06		.75	.81	(.11)	(.32)	(.43)	12.82	6.73 [8]	155		1.20	[9]	1.20	[9]	1.57	[9]	.90	[9]
10/31/16	12.53	.09		.22	.31	(.10)	(.30)	(.40)	12.44	2.56	132		1.23		1.22		1.60		.77
10/31/15	12.79	.09		(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)	97		1.32		1.22		1.61		.71
10/31/14	11.87	.09		.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34		1.24		1.64		.70
10/31/13	9.79	.08		2.07	2.15	(.07)	—	(.07)	11.87	22.24	23		1.35		1.25		1.66		.75
10/31/12[6,16]	10.00	(.01)		(.20)	(.21)	—	—	—	9.79	(2.10)[8]	1		.26	[8]	.17	[8]	.58	[8]	(.13)[8]
Class 529-E:
4/30/17[6,7]	12.56	.09		.77	.86	(.17)	(.32)	(.49)	12.93	7.10 [8]	28		.67	[9]	.67	[9]	1.04	[9]	1.44	[9]
10/31/16	12.64	.16		.22	.38	(.16)	(.30)	(.46)	12.56	3.13	22		.70		.68		1.06		1.29
10/31/15	12.89	.16		(.12)	.04	(.14)	(.15)	(.29)	12.64	.36	15		.79		.69		1.08		1.25
10/31/14	11.93	.15		.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81		.71		1.11		1.23
10/31/13	9.79	.14		2.08	2.22	(.08)	—	(.08)	11.93	22.78	4		.82		.72		1.13		1.25
10/31/12[6,16]	10.00	(.01)		(.20)	(.21)	—	—	—	9.79	(2.10)[8]	—	[11]	.21	[8]	.10	[8]	.51	[8]	(.07)[8]
Class 529-T:
4/30/17[6,7,13]	12.82	—	[14]	.17	.17	—	—	—	12.99	1.33 [8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.39	[8,12]	.01	[8,12]
Class 529-F-1:
4/30/17[6,7]	12.68	.12		.77	.89	(.22)	(.32)	(.54)	13.03	7.31 [8]	59		.20	[9]	.20	[9]	.57	[9]	1.90	[9]
10/31/16	12.75	.22		.21	.43	(.20)	(.30)	(.50)	12.68	3.55	42		.23		.21		.59		1.76
10/31/15	12.98	.22		(.11)	.11	(.19)	(.15)	(.34)	12.75	.87	28		.32		.22		.61		1.72
10/31/14	11.98	.21		.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34		.24		.64		1.69
10/31/13	9.79	.20		2.07	2.27	(.08)	—	(.08)	11.98	23.39	8		.35		.25		.66		1.80
10/31/12[6,16]	10.00	—	[14]	(.21)	(.21)	—	—	—	9.79	(2.10)[8]	—	[11]	.17	[8]	.06	[8]	.47	[8]	.018

See page 37 for footnotes.

American Funds College Target Date Series	31

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/17[6,7]	$12.17	$.10		$.54	$.64	$(.19)	$(.32)	$(.51)	$12.30	5.45%[8]	$657		.42%[9]		.42%[9]		.77%[9]		1.69%[9]
10/31/16	12.26	.20		.23	.43	(.19)	(.33)	(.52)	12.17	3.70	537		.44		.42		.78		1.64
10/31/15	12.54	.20		(.14)	.06	(.17)	(.17)	(.34)	12.26	.53	379		.52		.42		.78		1.65
10/31/14	11.64	.19		.85	1.04	(.13)	(.01)	(.14)	12.54	8.99	249		.51		.41		.79		1.56
10/31/13	9.82	.16		1.75	1.91	(.09)	—	(.09)	11.64	19.58	124		.52		.42		.82		1.51
10/31/12[6,16]	10.00	—	[14]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	11		.14	[8]	.08	[8]	.49	[8]	.01	[8]
Class 529-B:
4/30/17[6,7]	12.09	.05		.55	.60	—	(.32)	(.32)	12.37	5.07 [8]	—	[11]	1.23	[9]	1.23	[9]	1.58	[9]	.88	[9]
10/31/16	12.14	.10		.24	.34	(.06)	(.33)	(.39)	12.09	2.93	1		1.24		1.22		1.58		.86
10/31/15	12.42	.11		(.15)	(.04)	(.07)	(.17)	(.24)	12.14	(.27)	1		1.31		1.21		1.57		.87
10/31/14	11.55	.09		.85	.94	(.06)	(.01)	(.07)	12.42	8.12	1		1.33		1.23		1.61		.76
10/31/13	9.82	.08		1.72	1.80	(.07)	—	(.07)	11.55	18.59	1		1.35		1.24		1.64		.73
10/31/12[6,16]	10.00	—	[14]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	—	[11]	.23	[8]	.17	[8]	.58	[8]	(.04)[8]
Class 529-C:
4/30/17[6,7]	11.99	.05		.55	.60	(.11)	(.32)	(.43)	12.16	5.13 [8]	148		1.20	[9]	1.20	[9]	1.55	[9]	.91	[9]
10/31/16	12.10	.10		.23	.33	(.11)	(.33)	(.44)	11.99	2.86	128		1.23		1.22		1.58		.85
10/31/15	12.40	.10		(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)	96		1.32		1.22		1.58		.85
10/31/14	11.55	.09		.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34		1.24		1.62		.73
10/31/13	9.82	.07		1.74	1.81	(.08)	—	(.08)	11.55	18.53	30		1.35		1.25		1.65		.69
10/31/12[6,16]	10.00	(.01)		(.17)	(.18)	—	—	—	9.82	(1.80)[8]	3		.23	[8]	.17	[8]	.58	[8]	(.09)[8]
Class 529-E:
4/30/17[6,7]	12.09	.09		.53	.62	(.16)	(.32)	(.48)	12.23	5.34 [8]	25		.67	[9]	.67	[9]	1.02	[9]	1.43	[9]
10/31/16	12.19	.16		.23	.39	(.16)	(.33)	(.49)	12.09	3.44	20		.70		.68		1.04		1.39
10/31/15	12.48	.17		(.15)	.02	(.14)	(.17)	(.31)	12.19	.23	14		.79		.69		1.05		1.39
10/31/14	11.61	.15		.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81		.71		1.09		1.25
10/31/13	9.82	.13		1.74	1.87	(.08)	—	(.08)	11.61	19.24	4		.82		.72		1.12		1.15
10/31/12[6,16]	10.00	—	[14]	(.18)	(.18)	—	—	—	9.82	(1.80)[8]	—	[11]	.19	[8]	.10	[8]	.51	[8]	(.02)[8]
Class 529-T:
4/30/17[6,7,13]	12.18	—	[14]	.13	.13	—	—	—	12.31	1.07 [8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.37	[8,12]	.03	[8,12]
Class 529-F-1:
4/30/17[6,7]	12.22	.11		.55	.66	(.21)	(.32)	(.53)	12.35	5.63 [8]	59		.20	[9]	.20	[9]	.55	[9]	1.90	[9]
10/31/16	12.31	.22		.23	.45	(.21)	(.33)	(.54)	12.22	3.87	43		.23		.21		.57		1.86
10/31/15	12.58	.23		(.14)	.09	(.19)	(.17)	(.36)	12.31	.76	28		.32		.22		.58		1.85
10/31/14	11.66	.21		.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34		.24		.62		1.73
10/31/13	9.83	.18		1.74	1.92	(.09)	—	(.09)	11.66	19.70	9		.35		.25		.65		1.66
10/31/12[6,16]	10.00	—	[14]	(.17)	(.17)	—	—	—	9.83	(1.70)[8]	—	[11]	.11	[8]	.05	[8]	.46	[8]	.01	[8]

32	American Funds College Target Date Series

College 2024 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/17[6,7]	$11.65	$.10		$.32	$.42	$(.20)	$(.19)	$(.39)	$11.68	3.72%[8]	$812		.42%[9]		.42%[9]		.71%[9]		1.82%[9]
10/31/16	11.81	.20		.22	.42	(.20)	(.38)	(.58)	11.65	3.79	681		.44		.43		.73		1.77
10/31/15	12.11	.21		(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
10/31/14	11.29	.20		.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
10/31/13	9.88	.18		1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53		.43		.81		1.72
10/31/12[6,16]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)[8]	16		.13	[8]	.08	[8]	.46	[8]	.07	[8]
Class 529-B:
4/30/17[6,7]	11.59	.05		.34	.39	—	(.19)	(.19)	11.79	3.43 [8]	—	[11]	1.24	[9]	1.24	[9]	1.53	[9]	.82	[9]
10/31/16	11.69	.11		.23	.34	(.06)	(.38)	(.44)	11.59	3.03	1		1.24		1.22		1.52		.96
10/31/15	12.00	.11		(.19)	(.08)	(.07)	(.16)	(.23)	11.69	(.67)	3		1.31		1.21		1.54		.95
10/31/14	11.20	.11		.77	.88	(.07)	(.01)	(.08)	12.00	7.91	4		1.33		1.23		1.59		.91
10/31/13	9.87	.10		1.30	1.40	(.07)	—	(.07)	11.20	14.34	3		1.34		1.24		1.62		.92
10/31/12[6,16]	10.00	—	[14]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	—	[11]	.23	[8]	.18	[8]	.56	[8]	(.04)[8]
Class 529-C:
4/30/17[6,7]	11.48	.06		.32	.38	(.12)	(.19)	(.31)	11.55	3.42 [8]	206		1.20	[9]	1.20	[9]	1.49	[9]	1.04	[9]
10/31/16	11.66	.11		.22	.33	(.13)	(.38)	(.51)	11.48	2.94	176		1.23		1.21		1.51		.99
10/31/15	11.98	.11		(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
10/31/14	11.20	.10		.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
10/31/13	9.87	.09		1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35		1.24		1.62		.89
10/31/12[6,16]	10.00	—	[14]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	4		.22	[8]	.17	[8]	.55	[8]	(.02)[8]
Class 529-E:
4/30/17[6,7]	11.60	.09		.32	.41	(.18)	(.19)	(.37)	11.64	3.61 [8]	37		.67	[9]	.67	[9]	.96	[9]	1.57	[9]
10/31/16	11.76	.17		.23	.40	(.18)	(.38)	(.56)	11.60	3.54	32		.70		.68		.98		1.51
10/31/15	12.07	.18		(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
10/31/14	11.26	.17		.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
10/31/13	9.87	.15		1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82		.72		1.10		1.42
10/31/12[6,16]	10.00	—	[14]	(.13)	(.13)	—	—	—	9.87	(1.30)[8]	1		.15	[8]	.10	[8]	.48	[8]	.03	[8]
Class 529-T:
4/30/17[6,7,13]	11.62	.01		.06	.07	—	—	—	11.69	.60 [8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.31	[8,12]	.05	[8,12]
Class 529-F-1:
4/30/17[6,7]	11.69	.12		.32	.44	(.22)	(.19)	(.41)	11.72	3.91 [8]	77		.20	[9]	.20	[9]	.49	[9]	2.04	[9]
10/31/16	11.85	.23		.21	.44	(.22)	(.38)	(.60)	11.69	3.97	57		.23		.21		.51		1.99
10/31/15	12.15	.23		(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97
10/31/14	11.31	.22		.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89
10/31/13	9.88	.20		1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35		.25		.63		1.91
10/31/12[6,16]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)[8]	—	[11]	.11	[8]	.05	[8]	.43	[8]	.06	[8]

See page 37 for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2021 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/17[6,7]	$11.39	$.09		$.07	$.16	$(.19)	$(.15)	$(.34)	$11.21	1.53%[8]	$847		.43%[9]		.43%[9]		.71%[9]		1.64%[9]
10/31/16	11.44	.19		.20	.39	(.20)	(.24)	(.44)	11.39	3.62	745		.45		.44		.72		1.69
10/31/15	11.61	.21		(.11)	.10	(.19)	(.08)	(.27)	11.44	.87	531		.53		.43		.71		1.80
10/31/14	10.99	.21		.56	.77	(.15)	— [14]	(.15)	11.61	7.08	370		.53		.43		.73		1.82
10/31/13	9.93	.19		.93	1.12	(.06)	—	(.06)	10.99	11.40	198		.56		.45		.81		1.83
10/31/12[6,16]	10.00	.01		(.08)	(.07)	—	—	—	9.93	(.70)[8]	21		.12	[8]	.08	[8]	.46	[8]	.12	[8]
Class 529-B:
4/30/17[6,7]	11.33	.04		.09	.13	—	(.15)	(.15)	11.31	1.21 [8]	—	[11]	1.23	[9]	1.23	[9]	1.51	[9]	.74	[9]
10/31/16	11.35	.10		.21	.31	(.09)	(.24)	(.33)	11.33	2.86	2		1.24		1.22		1.50		.91
10/31/15	11.51	.11		(.11)	—	(.08)	(.08)	(.16)	11.35	.05	3		1.31		1.21		1.49		1.01
10/31/14	10.91	.12		.55	.67	(.07)	— [14]	(.07)	11.51	6.26	3		1.33		1.23		1.53		1.05
10/31/13	9.92	.11		.93	1.04	(.05)	—	(.05)	10.91	10.53	3		1.34		1.24		1.60		1.04
10/31/12[6,16]	10.00	—	[14]	(.08)	(.08)	—	—	—	9.92	(.80)[8]	—	[11]	.22	[8]	.18	[8]	.56	[8]	.02	[8]
Class 529-C:
4/30/17[6,7]	11.23	.05		.07	.12	(.12)	(.15)	(.27)	11.08	1.14 [8]	286		1.20	[9]	1.20	[9]	1.48	[9]	.87	[9]
10/31/16	11.30	.10		.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92
10/31/15	11.49	.12		(.11)	.01	(.12)	(.08)	(.20)	11.30	.09	167		1.32		1.22		1.50		1.02
10/31/14	10.90	.11		.57	.68	(.09)	— [14]	(.09)	11.49	6.29	106		1.33		1.23		1.53		1.02
10/31/13	9.93	.11		.91	1.02	(.05)	—	(.05)	10.90	10.37	53		1.35		1.24		1.60		1.04
10/31/12[6,16]	10.00	—	[14]	(.07)	(.07)	—	—	—	9.93	(.70)[8]	6		.21	[8]	.17	[8]	.55	[8]	.03	[8]
Class 529-E:
4/30/17[6,7]	11.34	.08		.07	.15	(.17)	(.15)	(.32)	11.17	1.42 [8]	44		.67	[9]	.67	[9]	.95	[9]	1.41	[9]
10/31/16	11.39	.16		.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45
10/31/15	11.57	.18		(.12)	.06	(.16)	(.08)	(.24)	11.39	.55	26		.79		.69		.97		1.55
10/31/14	10.96	.18		.56	.74	(.13)	— [14]	(.13)	11.57	6.83	18		.81		.71		1.01		1.55
10/31/13	9.93	.16		.93	1.09	(.06)	—	(.06)	10.96	11.06	9		.82		.71		1.07		1.56
10/31/12[6,16]	10.00	.01		(.08)	(.07)	—	—	—	9.93	(.70)[8]	1		.15	[8]	.10	[8]	.48	[8]	.10	[8]
Class 529-T:
4/30/17[6,7,13]	11.16	.01		.04	.05	—	—	—	11.21	.45 [8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.30	[8,12]	.08	[8,12]
Class 529-F-1:
4/30/17[6,7]	11.43	.10		.08	.18	(.22)	(.15)	(.37)	11.24	1.65 [8]	96		.20	[9]	.20	[9]	.48	[9]	1.88	[9]
10/31/16	11.47	.22		.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92
10/31/15	11.64	.23		(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05	50		.32		.22		.50		2.01
10/31/14	11.01	.23		.56	.79	(.16)	— [14]	(.16)	11.64	7.32	31		.33		.23		.53		2.00
10/31/13	9.94	.22		.92	1.14	(.07)	—	(.07)	11.01	11.53	14		.35		.24		.60		2.05
10/31/12[6,16]	10.00	.01		(.07)	(.06)	—	—	—	9.94	(.60)[8]	—	[11]	.10	[8]	.05	[8]	.43	[8]	.11	[8]

34	American Funds College Target Date Series

College 2018 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/17[6,7]	$10.97	$.07		$(.05)	$.02	$(.16)	$(.08)	$(.24)	$10.75	.21%[8]	$642		.44%[9]		.44%[9]		.75%[9]		1.25%[9]
10/31/16	11.13	.14		.13	.27	(.17)	(.26)	(.43)	10.97	2.52	611		.47		.45		.75		1.32
10/31/15	11.12	.17		.05	.22	(.18)	(.03)	(.21)	11.13	1.92	478		.55		.45		.74		1.52
10/31/14	10.65	.18		.44	.62	(.15)	— [14]	(.15)	11.12	5.91	346		.55		.45		.75		1.70
10/31/13	9.98	.20		.53	.73	(.06)	—	(.06)	10.65	7.33	192		.57		.47		.76		1.91
10/31/12[6,16]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	23		.13	[8]	.08	[8]	.38	[8]	.10	[8]
Class 529-B:
4/30/17[6,7]	10.92	.02		(.04)	(.02)	—	(.08)	(.08)	10.82	(.20)[8]	—	[11]	1.22	[9]	1.22	[9]	1.53	[9]	.39	[9]
10/31/16	11.04	.06		.13	.19	(.05)	(.26)	(.31)	10.92	1.76	1		1.24		1.22		1.52		.54
10/31/15	11.02	.08		.05	.13	(.08)	(.03)	(.11)	11.04	1.17	3		1.31		1.21		1.50		.76
10/31/14	10.57	.10		.44	.54	(.09)	— [14]	(.09)	11.02	5.14	4		1.33		1.23		1.53		.95
10/31/13	9.97	.12		.52	.64	(.04)	—	(.04)	10.57	6.46	3		1.34		1.24		1.53		1.13
10/31/12[6,16]	10.00	—	[14]	(.03)	(.03)	—	—	—	9.97	(.30)[8]	1		.22	[8]	.18	[8]	.48	[8]	.02	[8]
Class 529-C:
4/30/17[6,7]	10.83	.03		(.06)	(.03)	(.09)	(.08)	(.17)	10.63	(.31)[8]	281		1.20	[9]	1.20	[9]	1.51	[9]	.49	[9]
10/31/16	11.00	.06		.13	.19	(.10)	(.26)	(.36)	10.83	1.77	265		1.23		1.21		1.51		.55
10/31/15	11.01	.08		.05	.13	(.11)	(.03)	(.14)	11.00	1.16	205		1.32		1.22		1.51		.74
10/31/14	10.57	.10		.43	.53	(.09)	— [14]	(.09)	11.01	5.11	136		1.33		1.23		1.53		.92
10/31/13	9.97	.12		.53	.65	(.05)	—	(.05)	10.57	6.53	72		1.35		1.24		1.53		1.14
10/31/12[6,16]	10.00	—	[14]	(.03)	(.03)	—	—	—	9.97	(.30)[8]	6		.22	[8]	.17	[8]	.47	[8]	—	[8,15]
Class 529-E:
4/30/17[6,7]	10.93	.05		(.05)	—	(.14)	(.08)	(.22)	10.71	.01 [8]	41		.66	[9]	.66	[9]	.97	[9]	1.03	[9]
10/31/16	11.09	.12		.13	.25	(.15)	(.26)	(.41)	10.93	2.32	39		.69		.68		.98		1.09
10/31/15	11.09	.14		.05	.19	(.16)	(.03)	(.19)	11.09	1.65	30		.79		.69		.98		1.27
10/31/14	10.62	.16		.44	.60	(.13)	— [14]	(.13)	11.09	5.75	20		.81		.71		1.01		1.44
10/31/13	9.98	.17		.52	.69	(.05)	—	(.05)	10.62	6.98	9		.82		.72		1.01		1.62
10/31/12[6,16]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	2		.14	[8]	.10	[8]	.40	[8]	.05	[8]
Class 529-T:
4/30/17[6,7,13]	10.71	.01		.03	.04	—	—	—	10.75	.37 [8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.33	[8,12]	.09	[8,12]
Class 529-F-1:
4/30/17[6,7]	11.01	.08		(.05)	.03	(.19)	(.08)	(.27)	10.77	.25 [8]	86		.20	[9]	.20	[9]	.51	[9]	1.49	[9]
10/31/16	11.17	.17		.13	.30	(.20)	(.26)	(.46)	11.01	2.75	70		.23		.21		.51		1.56
10/31/15	11.15	.19		.06	.25	(.20)	(.03)	(.23)	11.17	2.21	48		.32		.22		.51		1.74
10/31/14	10.67	.21		.44	.65	(.17)	— [14]	(.17)	11.15	6.16	34		.33		.23		.53		1.92
10/31/13	9.98	.22		.53	.75	(.06)	—	(.06)	10.67	7.56	16		.35		.24		.53		2.15
10/31/12[6,16]	10.00	.01		(.03)	(.02)	—	—	—	9.98	(.20)[8]	1		.10	[8]	.05	[8]	.35	[8]	.10	[8]

See page 37 for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College Enrollment Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/17[6,7]	$10.08	$.05		$(.06)	$(.01)	$(.14)	$(.02)	$(.16)	$9.91	(.10)%[8]	$227		.45%[9]		.45%[9]		.76%[9]		1.09%[9]
10/31/16	10.02	.10		.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
10/31/15	9.99	.10		.03	.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
10/31/14	9.91	.07		.08	.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
10/31/13	10.01	.07		(.14)	(.07)	(.03)	—	(.03)	9.91	(.67)	38		.62		.51		.82		.70
10/31/12[6,16]	10.00	.01		— [14]	.01	—	—	—	10.01	.10 [8]	6		.15	[8]	.08	[8]	.41	[8]	.09	[8]
Class 529-B:
4/30/17[6,7]	9.99	.01		(.05)	(.04)	—	(.02)	(.02)	9.93	(.40)[8]	—	[11]	1.24	[9]	1.24	[9]	1.55	[9]	.23	[9]
10/31/16	9.95	.02		.07	.09	(.04)	(.01)	(.05)	9.99	.91	1		1.25		1.22		1.53		.22
10/31/15	9.91	.03		.02	.05	— [14]	(.01)	(.01)	9.95	.50	2		1.31		1.21		1.52		.27
10/31/14	9.85	—	[14]	.07	.07	— [14]	(.01)	(.01)	9.91	.69	1		1.35		1.24		1.57		(.03)
10/31/13	10.00	—	[14]	(.13)	(.13)	(.02)	—	(.02)	9.85	(1.32)	1		1.37		1.26		1.57		(.04)
10/31/12[6,16]	10.00	—	[14]	— [14]	— [14]	—	—	—	10.00	.00 [8,15]	—	[11]	.26	[8]	.18	[8]	.51	[8]	(.02)[8]
Class 529-C:
4/30/17[6,7]	9.97	.02		(.07)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)[8]	107		1.20	[9]	1.20	[9]	1.51	[9]	.33	[9]
10/31/16	9.94	.03		.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/15	9.91	.03		.02	.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
10/31/14	9.85	—	[14]	.07	.07	— [14]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
10/31/13	10.00	—	[14]	(.13)	(.13)	(.02)	—	(.02)	9.85	(1.28)	20		1.37		1.26		1.57		(.04)
10/31/12[6,16]	10.00	—	[14]	— [14]	— [14]	—	—	—	10.00	.00 [8,15]	4		.23	[8]	.17	[8]	.50	[8]	—	[8,15]
Class 529-E:
4/30/17[6,7]	10.04	.04		(.05)	(.01)	(.12)	(.02)	(.14)	9.89	(.12)[8]	17		.67	[9]	.67	[9]	.98	[9]	.87	[9]
10/31/16	9.99	.08		.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/15	9.96	.08		.03	.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
10/31/14	9.90	.05		.07	.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
10/31/13	10.01	.05		(.13)	(.08)	(.03)	—	(.03)	9.90	(.74)	3		.84		.73		1.04		.48
10/31/12[6,16]	10.00	.01		— [14]	.01	—	—	—	10.01	.10 [8]	1		.16	[8]	.10	[8]	.43	[8]	.07	[8]
Class 529-T:
4/30/17[6,7,13]	9.88	.01		.02	.03	—	—	—	9.91	.30 [8,12]	—	[11]	.02	[8,12]	.02	[8,12]	.33	[8,12]	.09	[8,12]
Class 529-F-1:
4/30/17[6,7]	10.11	.07		(.06)	.01	(.16)	(.02)	(.18)	9.94	.16 [8]	48		.21	[9]	.21	[9]	.52	[9]	1.34	[9]
10/31/16	10.05	.13		.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/15	10.02	.13		.02	.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25
10/31/14	9.94	.09		.08	.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94
10/31/13	10.01	.09		(.12)	(.03)	(.04)	—	(.04)	9.94	(.34)	6		.37		.27		.58		.95
10/31/12[6,16]	10.00	.01		— [14]	.01	—	—	—	10.01	.10 [8]	1		.12	[8]	.05	[8]	.38	[8]	.12	[8]

36	American Funds College Target Date Series

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2017[6,7,8]		2016	2015		2014		2013		2012[6,8,16]
College 2033 Fund	—%[17]		—%[17]	—%[8,10,17]
College 2030 Fund	—	[17]	4	—	[17]	—%[17]		—%[17]		—%[17]
College 2027 Fund	—	[17]	9	10		—	[17]	—	[17]	—	[17]
College 2024 Fund	6		10	20		—	[17]	—	[17]	—	[17]
College 2021 Fund	4		5	25		—	[17]	—	[17]	—	[17]
College 2018 Fund	5		8	13		—	[17]	—	[17]	—	[17]
College Enrollment Fund	4		12	15		13		8		—	[17]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses for certain share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[11]	Amount less than $1 million.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Class 529-T shares began investment operations on April 7, 2017.
[14]	Amount less than $.01.
[15]	Amount less than .01%.
[16]	For the period September 14, 2012, commencement of investment operations, through October 31, 2012.
[17]	Amount is either less than 1% or there is no turnover.

American Funds College Target Date Series	37

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds College Target Date Series

College 2033 Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,092.39	$1.61	.31%	$3.68	.71%
Class 529-A – assumed 5% return	1,000.00	1,023.26	1.56	.31	3.56	.71
Class 529-B – actual return	1,000.00	1,091.43	2.75	.53	4.82	.93
Class 529-B – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.66	.93
Class 529-C – actual return	1,000.00	1,087.89	6.26	1.21	8.33	1.61
Class 529-C – assumed 5% return	1,000.00	1,018.79	6.06	1.21	8.05	1.61
Class 529-E – actual return	1,000.00	1,091.46	3.53	.68	5.60	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class 529-T – actual return[5]	1,000.00	1,016.97	.18	.29	.44	.69
Class 529-T – assumed 5% return[5]	1,000.00	1,023.36	1.45	.29	3.46	.69
Class 529-F-1 – actual return	1,000.00	1,093.22	1.09	.21	3.17	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.06	.61

College 2030 Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,072.25	$2.06	.40%	$3.96	.77%
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.86	.77
Class 529-B – actual return	1,000.00	1,068.61	6.15	1.20	8.05	1.57
Class 529-B – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.85	1.57
Class 529-C – actual return	1,000.00	1,067.32	6.15	1.20	8.05	1.57
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.85	1.57
Class 529-E – actual return	1,000.00	1,071.02	3.44	.67	5.34	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.21	1.04
Class 529-T – actual return[5]	1,000.00	1,013.26	.18	.29	.42	.66
Class 529-T – assumed 5% return[5]	1,000.00	1,023.36	1.45	.29	3.31	.66
Class 529-F-1 – actual return	1,000.00	1,073.10	1.03	.20	2.93	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.86	.57

College 2027 Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,054.49	$2.14	.42%	$3.92	.77%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.86	.77
Class 529-B – actual return	1,000.00	1,050.70	6.25	1.23	8.03	1.58
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.90	1.58
Class 529-C – actual return	1,000.00	1,051.30	6.10	1.20	7.88	1.55
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.75	1.55
Class 529-E – actual return	1,000.00	1,053.38	3.41	.67	5.19	1.02
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.11	1.02
Class 529-T – actual return[5]	1,000.00	1,010.68	.18	.29	.41	.64
Class 529-T – assumed 5% return[5]	1,000.00	1,023.36	1.45	.29	3.21	.64
Class 529-F-1 – actual return	1,000.00	1,056.28	1.02	.20	2.80	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.76	.55

See page 41 for footnotes.

American Funds College Target Date Series	39

College 2024 Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,037.18	$2.12	.42%	$3.59	.71%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.56	.71
Class 529-B – actual return	1,000.00	1,034.27	6.25	1.24	7.72	1.53
Class 529-B – assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.65	1.53
Class 529-C – actual return	1,000.00	1,034.22	6.05	1.20	7.52	1.49
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.45	1.49
Class 529-E – actual return	1,000.00	1,036.06	3.38	.67	4.85	.96
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.81	.96
Class 529-T – actual return[5]	1,000.00	1,006.03	.18	.29	.37	.58
Class 529-T – assumed 5% return[5]	1,000.00	1,023.36	1.45	.29	2.91	.58
Class 529-F-1 – actual return	1,000.00	1,039.10	1.01	.20	2.48	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.46	.49

College 2021 Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,015.28	$2.15	.43%	$3.55	.71%
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.56	.71
Class 529-B – actual return	1,000.00	1,012.05	6.14	1.23	7.53	1.51
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.55	1.51
Class 529-C – actual return	1,000.00	1,011.44	5.98	1.20	7.38	1.48
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.40	1.48
Class 529-E – actual return	1,000.00	1,014.20	3.35	.67	4.74	.95
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.76	.95
Class 529-T – actual return[5]	1,000.00	1,004.48	.18	.28	.35	.56
Class 529-T – assumed 5% return[5]	1,000.00	1,023.41	1.40	.28	2.81	.56
Class 529-F-1 – actual return	1,000.00	1,016.51	1.00	.20	2.40	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.41	.48

College 2018 Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,002.08	$2.18	.44%	$3.72	.75%
Class 529-A – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.76	.75
Class 529-B – actual return	1,000.00	998.04	6.04	1.22	7.58	1.53
Class 529-B – assumed 5% return	1,000.00	1,018.74	6.11	1.22	7.65	1.53
Class 529-C – actual return	1,000.00	996.88	5.94	1.20	7.48	1.51
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.55	1.51
Class 529-E – actual return	1,000.00	1,000.06	3.27	.66	4.81	.97
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.86	.97
Class 529-T – actual return[5]	1,000.00	1,003.74	.18	.29	.38	.60
Class 529-T – assumed 5% return[5]	1,000.00	1,023.36	1.45	.29	3.01	.60
Class 529-F-1 – actual return	1,000.00	1,002.54	.99	.20	2.53	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.56	.51

40	American Funds College Target Date Series

College Enrollment Fund

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$998.98	$2.23	.45%	$3.77	.76%
Class 529-A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.81	.76
Class 529-B – actual return	1,000.00	996.02	6.14	1.24	7.67	1.55
Class 529-B – assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.75	1.55
Class 529-C – actual return	1,000.00	994.99	5.94	1.20	7.47	1.51
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.55	1.51
Class 529-E – actual return	1,000.00	998.80	3.32	.67	4.86	.98
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.91	.98
Class 529-T – actual return[5]	1,000.00	1,003.04	.20	.31	.39	.62
Class 529-T – assumed 5% return[5]	1,000.00	1,023.26	1.56	.31	3.11	.62
Class 529-F-1 – actual return	1,000.00	1,001.60	1.04	.21	2.58	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.61	.52

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.

American Funds College Target Date Series	41

Approval of Investment Advisory and Service Agreement

American Funds College Target Date Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In that connection, they recognized that each fund, except the College Enrollment Fund, seeks to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. They noted that the target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses; that the fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date; and that in this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods. They further noted that the College Enrollment Fund seeks to provide current income, consistent with preservation of capital.

The board and the committee compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods ended June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds College 2033 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2035 (the average for the Lipper category that includes the fund), (ii) the Standard & Poor’s 500 Composite Index, and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above the Lipper Average but below the S&P 500 Index and the Bloomberg Barclays Average for the three-month, six-month and one-year periods and the lifetime of the fund since March 27, 2015.

American Funds College 2030 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030 (the average for the Lipper category that includes the fund), (ii) the Standard & Poor’s 500 Composite Index, and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Lipper Average and the Bloomberg Barclays Index for all periods except the Bloomberg Barclays Index for the six-month and one-year periods, and the fund’s investment results were lower than the S&P 500 Index for all periods but the six-month period.

42	American Funds College Target Date Series

American Funds College 2027 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030 (the average for the Lipper category that includes the fund), (ii) the Standard & Poor’s 500 Composite Index, and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Lipper Average and the Bloomberg Barclays Index for all periods except the Bloomberg Barclays Index for the six-month and one-year periods, and the fund’s investment results were lower than the S&P 500 Index for all periods but the six-month period.

American Funds College 2024 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025 (the average for the Lipper category that includes the fund), (ii) the Standard & Poor’s 500 Composite Index, and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Lipper Average and the Bloomberg Barclays Index for all periods except the Bloomberg Barclays Index for the six-month and one-year periods, and the fund’s investment results were lower than the S&P 500 Index for all periods but the six-month period.

American Funds College 2021 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025 (the average for the Lipper category that includes the fund), (ii) the Standard & Poor’s 500 Composite Index, and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were lower than all comparisons for the three-month period and higher than all comparisons except for the S&P 500 Index for the six-month, one-year and three-year periods, as well as the lifetime of the fund since September 14, 2012.

American Funds College 2018 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2020 (the average for the Lipper category that includes the fund), (ii) the Standard & Poor’s 500 Composite Index, and (iii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were lower than all comparisons for the three-month and six-month periods and were mixed for the one-year and three-year periods, as well as the lifetime of the fund since September 14, 2012.

American Funds College Enrollment Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Short-Intermediate Investment Grade Debt Funds Average (the average for the Lipper category that includes the fund), (ii) the Bloomberg Barclays U.S. Aggregate 1–5 Year Index, (iii) the Standard & Poor’s 500 Composite Index, and (iv) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were below all of the comparisons for all periods.

The board and the committee concluded that in view of the funds’ short history, each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds College Target Date Series	43

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

44	American Funds College Target Date Series

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.

[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By _/s/ Walter R. Burkley_________
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Walter R. Burkley_________________
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2017

By _/s/ Gregory F. Niland________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2017